Investments - Schedule of Summarized Financial Information for Ceridian (Details) - Ceridian - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Condensed Combined Balance Sheets
Total current assets before customer funds	$ 365.1		$ 365.1		$ 330.6
Customer funds	3,986.7		3,986.7		2,603.5
Goodwill and other intangible assets, net	2,132.7		2,132.7		2,114.9
Other assets	244.8		244.8		198.8
Total assets	6,729.3		6,729.3		5,247.8
Current liabilities before customer obligations	129.8		129.8		149.9
Customer obligations	3,963.5		3,963.5		2,619.7
Long-term obligations, less current portion	660.7		660.7		663.5
Other long-term liabilities	218.2		218.2		199.2
Total liabilities	4,972.2		4,972.2		3,632.3
Equity	1,757.1		1,757.1		1,615.5
Total liabilities and equity	6,729.3		6,729.3		$ 5,247.8
Condensed Combined Statements of Earnings
Total revenues	196.3	$ 179.0	400.0	$ 367.8
Earnings (loss) before income taxes	8.7	(52.4)	25.6	(44.4)
Earnings (loss) before discontinued operations	6.3	(53.6)	17.5	(51.4)
Earnings (loss) before discontinued operations	$ 6.3	$ (63.3)	$ 17.5	$ (62.7)